INVESTMENT IN JOINT VENTURE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN JOINT VENTURE
6. INVESTMENT IN JOINT VENTURE
In July 2025, the Company entered into a Membership Interest Purchase Agreement (the “ENPP1 Purchase Agreement”) to sell its interest in REV102, an ENPP1 inhibitor in preclinical development for the treatment of patients with HPP, to Recursion Exscientia Ventures I, Inc, an indirect wholly-owned subsidiary of Recursion (“Buyer”). In connection with the JV Sale, the Company received compensation in the form of Recursion common stock (which is a non-cash
investing activity). The Company subsequently sold the Recursion common stock for cash proceeds of $20.0 million in the third quarter of 2025 which included $7.5 million from an upfront payment and $12.5 million from a milestone payment related to the initiation of additional preclinical studies. The Company is eligible to receive a $5.0 million milestone cash payment in connection with the initiation of dosing in a Phase 1 clinical study, as defined in the ENPP1 Purchase Agreement and low single-digit royalties on all future net sales by Recursion of products comprising or incorporating certain compounds developed by RE Ventures I, LLC, a limited liability company
(“REV-I”).
The Company may also be eligible to receive certain payments in the event of Recursion’s sale of the REV102 program.
The Company evaluated the JV Sale under ASC 860,
Transfers and Servicing of Financial Assets
(“ASC 860”). Based on the Company’s evaluation of the JV Sale under ASC 860, the Company recognized a gain from the sale of its equity interests in REV102 of $22.4 million, based on the excess of the total net consideration allocated to the sale of the Company’s equity interests (based on relative fair value) of $23.0 million over the carrying value of the equity interests sold of $0.6 million. The total net consideration of $23.0 million included cash received of $20.0 million, plus an estimated $3.0 million representing the fair value of the future milestone payments and future royalties (which is a non-cash
investing activity).
The contingent consideration was initially measured at fair value using a probability based present value model of the risk-adjusted estimated cash flows, with a discount rate of 15.4%. This valuation model relied on significant unobservable inputs (level 3 inputs) based on management’s estimates, which were informed by external data, judgment, and forecasts. Key assumptions included the probability of achieving the milestone and royalties, timing of cash flows, discount rate, and forecasted net revenues. The fair value of the contingent consideration is a non-recurring
fair value measurement and is recorded as other assets and other assets, non-current
on the Company’s condensed consolidated balance sheets and as gain on sale of joint venture and other income within the Company’s condensed consolidated statements of operations and comprehensive income (
loss
)
.
Prior to the JV Sale, the Company, through one of its wholly-owned subsidiaries, had a 50% interest of the joint venture entity,
REV-I.
For the three and six months ended June 30, 2026, the Company did not fund
REV-I
due to the JV Sale. For the three and six months ended June 30, 2025, the Company funded $0.5 million and $1.5 million, respectively, associated with the Company’s commitment and its share of
REV-I
development costs. The Company did not provide any additional financial support outside of capital contributions to
REV-I
during the three and six months ended June 30, 2026 and 2025. However, in connection with the joint venture, the Company provided certain scientific and finance and accounting related support which was reimbursed by
REV-I
to the Company and included in other income on the condensed consolidated statements of operations and comprehensive income (loss). For the three and six months ended June 30, 2026 the Company did not provide such support due to the JV Sale. For the three and six months ended June 30, 2025, the Company recorded $0.1 million and $0.3 million, respectively, related to such support. Prior to the JV Sale, the Company held a 50% interest in the joint venture and based on management’s analysis, the Company was not the primary beneficiary of
REV-I
and accordingly, the entity was not consolidated in the Company’s condensed consolidated financial statements.
For the three and six months ended June 30, 2026, the Company did not
have an allocable share of
REV-I
losses due to the JV Sale. For the three and six months ended June 30, 2025, the Company recorded its allocable share of
REV-I’s
losses which totaled
$0.3
million and $0.9 million, respectively. These losses were recorded as a loss on investment in joint venture within the condensed consolidated statements of operations and comprehensive income (loss). After recognition of its share of losses for the period, there was no
carrying value remaining of the
REV-I
investment as of June 30, 2026 and December 31, 2025.

9. INVESTMENT IN JOINT VENTURE
In July 2025, the Company entered into the ENPP1 Purchase Agreement to sell its interest in REV102, an ENPP1 inhibitor in preclinical development for the treatment of patients with HPP, to Buyer (a subsidiary of its joint venture partner Recursion). In connection with the JV Sale, the Company received compensation in the form of Recursion common stock (which is a
non-cash
investing activity). The Company subsequently sold the Recursion common stock for cash proceeds of $20.0 million in the third quarter of 2025 which included $7.5 million from an upfront payment and $12.5 million from a milestone payment related to the initiation of additional preclinical studies. The Company is eligible to receive a $5.0 million milestone cash payment in connection with the initiation of dosing in a Phase 1 clinical study, as defined in the ENPP1 Purchase Agreement and low single-digit royalties on all future net sales by Recursion of products comprising or incorporating certain compounds developed by
REV-I.
The Company may also be eligible to receive certain payments in the event of Recursion’s sale of the REV102 program.
The Company evaluated the JV Sale under ASC 860,
Transfers and Servicing of Financial Assets
(“ASC 860”). Based on the Company’s evaluation of the JV Sale under ASC 860, the Company recognized a gain from the sale of its equity interests in REV102 of $22.4 million, based on the excess of the total net consideration allocated to the sale of the Company’s equity interests (based on relative fair value) of $23.0 million over the carrying value of the equity interests sold of $0.6 million. The total net consideration of $23.0 million included cash received of $20.0 million, plus an estimated $3.0 million representing the fair value of the future milestone payments and future royalties (which is a non-cash
investing activity).
The contingent consideration was initially measured at fair value using a probability based present value model of the risk-adjusted estimated cash flows, with a discount rate of 15.4%. This valuation model relied on significant unobservable inputs (level 3 inputs) based on management’s estimates, which were informed by external data, judgment, and forecasts. Key assumptions included the probability of achieving the milestone and royalties, timing of cash flows, discount rate, and forecasted net revenues. The fair value of the contingent consideration is a non-recurring
fair value measurement and is recorded as other assets and other assets, non-current
on the Company’s consolidated balance sheets and as gain on sale of joint venture and other income within the Company’s consolidated statements of operations and comprehensive loss.
Prior to the JV Sale, the Company, through one of its wholly owned subsidiaries, had

a
50
% interest of the joint venture entity,
REV-I.
For the years ended December 31, 2025 and 2024 the Company funded $
1.5
 million and $
2.0
 million, respectively, associated with the Company’s commitment and its share of
REV-I
development costs. The Company did
no
t
provide any additional financial support outside of capital contributions to
REV-I
during the years ended December 31, 2025 and 2024. However, in connection with the joint venture, the Company provided certain scientific and finance and accounting related support which was reimbursed by
REV-I
to the Company and included in other income on the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2025 and 2024, the Company recorded $
0.3
 million and $
0.7
 million, respectively, related to such support. Prior to the JV Sale, the Company held a
50
% interest in the joint venture and based on management’s analysis, the Company was not the primary beneficiary of
REV-I
and accordingly, the entity was not consolidated in the Company’s consolidated financial statements.
For the years ended December 31, 2025 and 2024, the Company recorded its allocable share of
REV-I’s
losses, which totaled $0.9 million and $2.2 million, respectively, as a loss on investment in joint venture in the consolidated statements of operations and comprehensive loss. After recognition of its share of losses for the period, the carrying value and maximum exposure to risk of the
REV-I
investment there was no carrying value remaining on the
REV-I
investment as of December 31, 2025 or 2024.